Cash and cash equivalents and Marketable securities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	$ 216	$ 299
Total short-term financial investments	7,780	10,168
Total cash and cash equivalents	7,996	10,467
BRAZIL
IfrsStatementLineItems [Line Items]
Short-term financial investments	3,007	2,114
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	4,773	8,054
Automatic Investing Accounts And Interest Checking Accounts [Member] | BRAZIL
IfrsStatementLineItems [Line Items]
Short-term financial investments	2,763	1,951
Automatic Investing Accounts And Interest Checking Accounts [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	2,365	3,732
Other Investment Funds [Member] | BRAZIL
IfrsStatementLineItems [Line Items]
Short-term financial investments	244	163
Time Deposits [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	2,388	4,310
Other Financial Investments [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	$ 20	$ 12